Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Natixis ETF Trust
Entity Central Index Key	0001526787
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000246657
Shareholder Report [Line Items]
Fund Name	Natixis Gateway Quality Income ETF
Trading Symbol	GQI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Gateway Quality Income ETF for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Natixis Gateway Quality Income ETF	$17	0.34%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 149,208,562
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 95,906
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$149,208,562
  # of Portfolio Holdings (including overnight repurchase agreements)85
  Portfolio Turnover Rate28%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$95,906

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	27.6%
Specialty Retail	3.6%
Oil, Gas & Consumable Fuels	3.7%
Broadline Retail	3.8%
Health Care Providers & Services	4.4%
Consumer Staples Distribution & Retail	4.4%
Financial Services	5.7%
Technology Hardware, Storage & Peripherals	6.6%
Interactive Media & Services	8.4%
Equity-Linked Notes	8.8%
Software	10.3%
Semiconductors & Semiconductor Equipment	12.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

NVIDIA Corp.	8.8%
Microsoft Corp.	6.9%
Apple, Inc.	5.8%
Meta Platforms, Inc., Class A	4.3%
Alphabet, Inc., Class A	4.1%
Amazon.com, Inc.	3.8%
Mastercard, Inc., Class A	2.5%
Costco Wholesale Corp.	2.4%
Home Depot, Inc.	2.3%
UBS AG (Switzerland)	2.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.